Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statement Of Cash Flows [Abstract]
Cash utilized to acquire furniture and equipment included leasehold improvements	$ 1,202